Leases	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Leases
19.	Leases

The Group leases assets such as machinery as a lessee and land and buildings as a lessor.

(1)	Finance leases

As a lessee

Future minimum lease payments under finance lease contracts are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Within 1year	8,783	8,550
Over 1 but less than 5 years	21,034	22,582
Over 5 years	16,936	18,635

Total	46,754	49,768

There is no significant difference between the total future minimum lease payments and the present value of total future minimum lease payments as of March 31, 2018 and 2019.

(2)	Operating leases

As a lessee

The future minimum lease payments under non-cancellable operating lease contracts are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Within 1 year	11,371	9,965
Over 1 but less than 5 years	29,434	31,624
Over 5 years	4,994	6,638

Total	45,800	48,228

Operating lease expenses under non-cancellable operating lease contracts recognized during the years ended March 31, 2019 and 2018 amounted to 10,356 million yen and 9,597 million yen, respectively.

As a lessor

The future lease payments expected to be received under non-cancellable operating lease contracts are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Within 1 year	2,314	1,906
Over 1 but less than 5 years	8,326	6,549
Over 5 years	21,712	7,654

Total	32,353	16,110